Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security
The following assets were provided as collateral for bank borrowings, tariff guarantees of imported raw materials or collateral:

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$4,796,126	$6,063,303	$202,718
Property, plant and equipment	—	138,831	4,642
Investment properties	6,680,017	12,167,772	406,813
Long-term prepayments for lease	6,515,576	—	—
Other financial assets (including current and non-current)	496,902	637,775	21,323

	$18,488,621	$19,007,681	$635,496